Loans and Allowance for Loan Losses - Schedule of Impaired Loans by Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recorded Investment
With no related allowance recorded	$ 36,971	$ 29,054
With an allowance recorded	28,903	19,805
Total	65,874	48,859
Unpaid Balance
With no related allowance recorded	40,473	39,697
With an allowance recorded	30,559	19,842
Total	71,032	59,539
Related Allowance with an allowance recorded	5,447	3,542
Average Investment
With no related allowance recorded	39,535	32,584	$ 39,713
With an allowance recorded	29,812	20,812	34,168
Total	69,347	53,396	73,881
Interest Recognized
With no related allowance recorded	463	481	607
With an allowance recorded	786	630	504
Total	1,249	1,111	1,111
Commercial and Industrial
Recorded Investment
With no related allowance recorded	3,735	1,082
With an allowance recorded	469	565
Total	4,204	1,647
Unpaid Balance
With no related allowance recorded	4,317	2,245
With an allowance recorded	469	564
Total	4,786	2,809
Related Allowance with an allowance recorded	318	412
Average Investment
With no related allowance recorded	3,841	1,255	2,334
With an allowance recorded	510	599	1,689
Total	4,351	1,854	4,023
Interest Recognized
With no related allowance recorded	8	11	20
With an allowance recorded	0	0	0
Total	8	11	20
Construction
Recorded Investment
Total	21,092	10,652
Unpaid Balance
Total	22,664	13,145
Related Allowance with an allowance recorded	951	887
Average Investment
Total	21,354	11,990	16,718
Interest Recognized
Total	194	295	203
Construction | 1-4 Family
Recorded Investment
With no related allowance recorded	0	0
With an allowance recorded	0	0
Unpaid Balance
With no related allowance recorded	0	0
With an allowance recorded	0	0
Related Allowance with an allowance recorded	0	0
Average Investment
With no related allowance recorded	0	0	0
With an allowance recorded	0	0	0
Interest Recognized
With no related allowance recorded	0	0	0
With an allowance recorded	0	0	0
Construction | Commercial construction
Recorded Investment
With no related allowance recorded	14,913	4,273
With an allowance recorded	6,179	6,379
Unpaid Balance
With no related allowance recorded	16,485	6,765
With an allowance recorded	6,179	6,380
Related Allowance with an allowance recorded	951	887
Average Investment
With no related allowance recorded	15,072	4,853	9,301
With an allowance recorded	6,282	7,137	7,417
Interest Recognized
With no related allowance recorded	0	55	132
With an allowance recorded	194	240	71
Real Estate Commercial Mortgage
Recorded Investment
Total	27,948	21,669
Unpaid Balance
Total	29,915	26,622
Related Allowance with an allowance recorded	1,916	479
Average Investment
Total	29,873	23,575	29,912
Interest Recognized
Total	797	534	576
Real Estate Commercial Mortgage | Owner occupied
Recorded Investment
With no related allowance recorded	10,309	12,319
With an allowance recorded	9,230	5,313
Unpaid Balance
With no related allowance recorded	10,607	12,692
With an allowance recorded	9,230	5,313
Related Allowance with an allowance recorded	1,287	379
Average Investment
With no related allowance recorded	10,647	12,803	14,087
With an allowance recorded	9,543	5,408	7,001
Interest Recognized
With no related allowance recorded	340	330	274
With an allowance recorded	195	188	239
Real Estate Commercial Mortgage | Non-owner occupied
Recorded Investment
With no related allowance recorded	2,879	3,550
With an allowance recorded	5,530	487
Unpaid Balance
With no related allowance recorded	3,048	8,130
With an allowance recorded	7,030	487
Related Allowance with an allowance recorded	629	100
Average Investment
With no related allowance recorded	3,973	4,850	3,152
With an allowance recorded	5,710	514	5,672
Interest Recognized
With no related allowance recorded	63	16	63
With an allowance recorded	199	0	0
Real Estate Residential Mortgage
Recorded Investment
Total	12,532	14,776
Unpaid Balance
Total	13,548	16,827
Related Allowance with an allowance recorded	2,174	1,717
Average Investment
Total	13,694	15,858	23,001
Interest Recognized
Total	250	265	306
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Recorded Investment
With no related allowance recorded	4,253	6,447
With an allowance recorded	5,721	4,970
Unpaid Balance
With no related allowance recorded	4,649	7,104
With an allowance recorded	5,877	4,981
Related Allowance with an allowance recorded	1,445	1,009
Average Investment
With no related allowance recorded	4,861	7,206	8,953
With an allowance recorded	5,962	5,022	9,872
Interest Recognized
With no related allowance recorded	51	63	106
With an allowance recorded	153	176	166
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Recorded Investment
With no related allowance recorded	872	1,372
With an allowance recorded	1,686	1,987
Unpaid Balance
With no related allowance recorded	1,336	2,729
With an allowance recorded	1,686	2,013
Related Allowance with an allowance recorded	729	708
Average Investment
With no related allowance recorded	1,126	1,602	1,824
With an allowance recorded	1,745	2,028	2,352
Interest Recognized
With no related allowance recorded	1	6	12
With an allowance recorded	45	20	22
Installment
Recorded Investment
With no related allowance recorded	10	11
With an allowance recorded	88	104
Total	98	115
Unpaid Balance
With no related allowance recorded	31	32
With an allowance recorded	88	104
Total	119	136
Related Allowance with an allowance recorded	88	47
Average Investment
With no related allowance recorded	15	15	62
With an allowance recorded	60	104	165
Total	75	119	227
Interest Recognized
With no related allowance recorded	0	0	0
With an allowance recorded	0	6	6
Total	$ 0	$ 6	$ 6